Related Party Transactions - Summary of Compensation To Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	₩ 26,539	₩ 22,033	₩ 20,026
Post-employment benefits	1,347	1,432	1,068
Share-based payments	19,919	26,079	13,303
Total	47,805	49,544	34,397
Registered directors (executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	8,725	8,152	8,111
Post-employment benefits	863	966	672
Share-based payments	7,487	11,655	6,369
Total	17,075	20,773	15,152
Registered directors (non-executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	1,058	1,061	1,133
Post-employment benefits	0	0	0
Share-based payments	0	0	0
Total	1,058	1,061	1,133
Non-registered directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	16,756	12,820	10,782
Post-employment benefits	484	466	396
Share-based payments	12,432	14,424	6,934
Total	₩ 29,672	₩ 27,710	₩ 18,112